Schedule of Investments
Thornburg Long/Short Equity Fund	June 30, 2019 (Unaudited)

		SHARES	VALUE
	Common Stock — 108.2%
	Capital Goods — 2.8%
	Electrical Equipment — 2.8%
[a]	Vestas Wind Systems A/S	67,873	$ 5,862,753
			5,862,753
	Consumer Durables & Apparel — 2.6%
	Household Durables — 1.1%
[b]	Mohawk Industries, Inc.	15,932	2,349,492
	Textiles, Apparel & Luxury Goods — 1.5%
[b]	Capri Holdings Ltd.	92,650	3,213,102
			5,562,594
	Consumer Services — 5.7%
	Hotels, Restaurants & Leisure — 5.7%
	Galaxy Entertainment Group Ltd.	629,100	4,240,065
[a]	Starbucks Corp.	92,377	7,743,964
			11,984,029
	Diversified Financials — 10.9%
	Capital Markets — 5.0%
	Apollo Global Management, LLC, Class A	71,772	2,461,780
	Oaktree Capital Group, LLC	163,420	8,095,827
	Consumer Finance — 3.3%
	Capital One Financial Corp.	22,422	2,034,572
[a]	Navient Corp.	358,274	4,890,440
	Mortgage Real Estate Investment Trusts — 2.6%
	PennyMac Mortgage Investment Trust	246,886	5,389,521
			22,872,140
	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
	Teekay LNG Partners L.P.	339,009	4,780,027
			4,780,027
	Food & Staples Retailing — 4.7%
	Food & Staples Retailing — 4.7%
[a,b]	US Foods Holding Corp.	273,008	9,762,766
			9,762,766
	Food, Beverage & Tobacco — 7.4%
	Food Products — 7.4%
	Danone S.A.	78,200	6,624,632
[b]	Nomad Foods Ltd.	411,984	8,799,978
			15,424,610
	Healthcare Equipment & Services — 3.8%
	Health Care Equipment & Supplies — 3.8%
	Medtronic plc	80,954	7,884,110
			7,884,110
	Insurance — 3.3%
	Insurance — 3.3%
[a]	Assured Guaranty Ltd.	163,615	6,884,919
			6,884,919
	Materials — 5.5%
	Chemicals — 2.1%
[a]	Huntsman Corp.	215,800	4,410,952
	Containers & Packaging — 3.4%
[a,b]	Crown Holdings, Inc.	115,930	7,083,323
			11,494,275
	Media & Entertainment — 20.0%

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2019 (Unaudited)

		SHARES	VALUE
	Entertainment — 6.0%
[a]	Activision Blizzard, Inc.	111,124	$ 5,245,053
	Lions Gate Entertainment Corp., Class B	312,773	3,631,294
[b]	Ubisoft Entertainment S.A.	47,926	3,751,550
	Interactive Media & Services — 9.0%
[a,b]	Alphabet, Inc., Class C	8,971	9,696,843
[a,b]	Zillow Group, Inc., Class C	196,494	9,115,357
	Media — 5.0%
[a]	Comcast Corp., Class A	246,073	10,403,967
			41,844,064
	Pharmaceuticals, Biotechnology & Life Sciences — 17.4%
	Biotechnology — 8.7%
[b]	Alkermes plc	272,945	6,152,181
[a]	Gilead Sciences, Inc.	179,754	12,144,180
	Life Sciences Tools & Services — 5.4%
[a]	Thermo Fisher Scientific, Inc.	38,328	11,256,167
	Pharmaceuticals — 3.3%
[a]	Allergan plc	40,981	6,861,449
			36,413,977
	Retailing — 11.7%
	Internet & Direct Marketing Retail — 6.8%
[b]	Alibaba Group Holding Ltd. Sponsored ADR	31,413	5,322,933
[a,b]	Amazon.com, Inc.	2,799	5,300,270
[a]	Expedia Group, Inc.	26,320	3,501,350
	Specialty Retail — 4.9%
[a,b]	CarMax, Inc.	118,641	10,301,598
			24,426,151
	Software & Services — 2.3%
	Information Technology Services — 2.3%
[a]	Cognizant Technology Solutions Corp., Class A	77,193	4,893,264
			4,893,264
	Technology Hardware & Equipment — 2.6%
	Communications Equipment — 1.1%
[b]	Casa Systems, Inc.	341,921	2,198,552
	Technology Hardware, Storage & Peripherals — 1.5%
[a,b]	Pure Storage, Inc., Class A	210,931	3,220,916
			5,419,468
	Transportation — 5.2%
	Air Freight & Logistics — 3.2%
[a]	United Parcel Service, Inc., Class B	64,974	6,709,865
	Airlines — 2.0%
[a]	Alaska Air Group, Inc.	66,500	4,250,015
			10,959,880
	Total Common Stock (Cost $208,515,140)		226,469,027
	Total Long-Term Investments — 108.2% (Cost $208,515,140)		226,469,027
	Short-Term Investments — 17.4%
[c]	Thornburg Capital Management Fund	3,640,994	36,409,945
	Total Short-Term Investments (Cost $36,409,945)		36,409,945
	Liabilities Net of Other Assets — (25.6)%		(53,532,461)
	Common Stock Sold Short — (76.1)%
	Banks — (0.9)%
	Banks — (0.9)%
	Westamerica Bancorporation	(30,509)	(1,879,660)
			(1,879,660)

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2019 (Unaudited)

		SHARES	VALUE
	Capital Goods — (7.5)%
	Electrical Equipment — (2.9)%
[b]	Generac Holdings, Inc.	(87,643)	$ (6,083,300)
	Machinery — (2.3)%
	Snap-on, Inc.	(28,695)	(4,753,040)
	Trading Companies & Distributors — (2.3)%
	GATX Corp.	(60,655)	(4,809,335)
			(15,645,675)
	Commercial & Professional Services — (3.3)%
	Professional Services — (3.3)%
[b]	FTI Consulting, Inc.	(65,437)	(5,486,238)
[b]	TriNet Group, Inc.	(21,363)	(1,448,411)
			(6,934,649)
	Consumer Durables & Apparel — (5.5)%
	Household Durables — (1.7)%
[b]	Roku, Inc.	(40,400)	(3,659,432)
	Leisure Products — (3.8)%
[b]	Spin Master Corp.	(138,122)	(3,994,258)
[b]	YETI Holdings, Inc.	(135,431)	(3,920,727)
			(11,574,417)
	Consumer Services — (6.1)%
	Diversified Consumer Services — (1.9)%
[b]	Chegg, Inc.	(42,606)	(1,644,166)
	H&R Block, Inc.	(83,000)	(2,431,900)
	Hotels, Restaurants & Leisure — (4.2)%
	Brinker International, Inc.	(102,583)	(4,036,641)
	Cracker Barrel Old Country Store, Inc.	(27,670)	(4,724,099)
			(12,836,806)
	Diversified Financials — (2.8)%
	Capital Markets — (2.8)%
	FactSet Research Systems, Inc.	(20,678)	(5,925,488)
			(5,925,488)
	Food & Staples Retailing — (1.9)%
	Food & Staples Retailing — (1.9)%
[b]	Chefs’ Warehouse, Inc.	(111,200)	(3,899,784)
			(3,899,784)
	Food, Beverage & Tobacco — (5.5)%
	Beverages — (3.1)%
[b]	Boston Beer Co., Inc., Class A	(17,267)	(6,522,782)
	Food Products — (2.4)%
[b]	Beyond Meat, Inc.	(31,196)	(5,012,573)
			(11,535,355)
	Healthcare Equipment & Services — (3.8)%
	Health Care Equipment & Supplies — (2.7)%
	DiaSorin S.p.A.	(48,556)	(5,637,251)
	Health Care Technology — (1.1)%
	Computer Programs & Systems, Inc.	(84,377)	(2,344,837)
			(7,982,088)
	Household & Personal Products — (1.0)%
	Household Products — (1.0)%
	Church & Dwight Co., Inc.	(28,072)	(2,050,940)
			(2,050,940)
	Media & Entertainment — (8.4)%
	Entertainment — (2.1)%
[b]	Tencent Music Entertainment Group ADR	(292,430)	(4,383,526)

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2019 (Unaudited)

		SHARES	VALUE
	Interactive Media & Services — (1.8)%
[b]	TripAdvisor, Inc.	(81,814)	$ (3,787,170)
	Media — (4.5)%
[b]	Discovery, Inc., Class A	(160,513)	(4,927,749)
	New York Times Co., Class A	(135,200)	(4,410,224)
			(17,508,669)
	Pharmaceuticals, Biotechnology & Life Sciences — (2.3)%
	Pharmaceuticals — (2.3)%
	Shionogi & Co. Ltd.	(81,730)	(4,706,781)
			(4,706,781)
	Real Estate — (3.0)%
	Equity Real Estate Investment Trusts — (2.4)%
	Extra Space Storage, Inc.	(47,675)	(5,058,317)
	Real Estate Management & Development — (0.6)%
[b]	Redfin Corp.	(66,672)	(1,198,763)
			(6,257,080)
	Retailing — (8.0)%
	Internet & Direct Marketing Retail — (1.5)%
[b]	Chewy, Inc., Class A	(92,200)	(3,227,000)
	Specialty Retail — (6.5)%
	Foot Locker, Inc.	(77,045)	(3,229,726)
[b]	Murphy USA, Inc.	(57,650)	(4,844,330)
[b]	Rent-A-Center, Inc.	(205,700)	(5,477,791)
			(16,778,847)
	Software & Services — (11.2)%
	Information Technology Services — (4.5)%
[b]	Afterpay Touch Group Ltd.	(223,700)	(3,937,208)
	Paychex, Inc.	(65,483)	(5,388,596)
	Software — (6.7)%
[b]	Alarm.com Holdings, Inc.	(72,892)	(3,899,722)
[b]	Manhattan Associates, Inc.	(92,390)	(6,405,399)
[b]	Teradata Corp.	(105,774)	(3,791,998)
			(23,422,923)
	Telecommunication Services — (4.9)%
	Diversified Telecommunication Services — (4.9)%
	AT&T, Inc.	(149,642)	(5,014,503)
	Cogent Communications Holdings, Inc.	(89,543)	(5,315,273)
			(10,329,776)
	Total Common Stock Sold Short (Proceeds $140,959,901)		(159,268,938)
	Exchange-Traded Funds Sold Short — (0.0)%
	Direxion Daily Developed Markets Bear 3X	(550)	(6,633)
	Direxion Daily Emerging Markets Bear 3X	(919)	(38,699)
	Direxion Daily Energy Bear 3X	(535)	(22,443)
	Direxion Daily Financial Bear 3X	(720)	(27,757)
	Direxion Daily S&P 500 Bear 3X	(266)	(4,889)
	Direxion Daily Semiconductors Bear 3x	(7)	(340)
	Direxion Daily Small Cap Bear 3X	(51)	(2,322)
	ProShares UltraPro Short QQQ	(55)	(1,933)
	Total Exchange-Traded Funds Sold Short (Proceeds $4,136,592)		(105,016)
	Total Securities Sold Short (Proceeds $145,096,493)		$(159,373,954)
	Net Assets — 100.0%		$209,346,511

Footnote Legend
a	All or a portion of the security is pledged as collateral for securities sold short. At June 30, 2019, the value of securities pledged was $90,757,773. An additional $104,422,306 in cash has been segregated for collateral on securities sold short.
b	Non-income producing.
c	Investment in Affiliates.

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2019 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Long/Short Equity Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Long/Short Equity Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	June 30, 2019 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 226,469,027	$ 226,469,027	$ —	$ —
Short-Term Investments	36,409,945	36,409,945	—	—
Total Investments in Securities	$262,878,972	$262,878,972	$—	$—
Total Assets	$262,878,972	$262,878,972	$—	$—
Liabilities
Investment in Securities Sold Short*
Common Stock	$ (159,268,938)	$ (159,268,938)	$ —	$ —
Exchange-Traded Funds	(105,016)	(105,016)	—	—
Total Investment in Securities Sold Short	$(159,373,954)	$(159,373,954)	$—	$—
Total Liabilities	$(159,373,954)	$(159,373,954)	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	June 30, 2019 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/19	Dividend Income
Thornburg Capital Management Fund	$56,648,618	$136,922,325	$(157,160,998)	$-	$-	$36,409,945	$788,356
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.
During the period ended June 30, 2019, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.